Allowance for Loan Losses - Impaired Loans - Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 1,632	$ 2,859	$ 3,085
Interest Income Recognized	74	116	172
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	15	88	367
Interest Income Recognized		4	33
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	396	520	456
Interest Income Recognized	18	27	32
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	23	243	308
Interest Income Recognized	1	16	20
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	629	1,361	1,271
Interest Income Recognized	31	43	58
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	569	647	683
Interest Income Recognized	$ 24	$ 26	$ 29